Fees Summary	Apr. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,295,300
Previously Paid Amount	0.00
Total Fee Amount	657.61
Total Offset Amount	0.00
Net Fee	657.61
Narrative - Max Aggregate Offering Price	$ 4,295,300
Final Prospectus	true